Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenues	$ 505,571
Cost of revenues	(446,542)
Gross profit	59,029
Operating expenses:
Selling and marketing expenses	(6,933)
General and administrative expenses	(464,629)	(89,668)
Total operating expenses	(471,562)	(89,668)
Operating loss	(412,533)	(89,668)
Other income (expenses):
Interest income	323	213
Other income	133,175
Interest expense	(5,620)
Total other income and (expenses)	127,878	213
Loss before taxes from operations	(284,655)	(89,455)
Provision for income taxes
Net loss	(284,655)	(89,455)
Other comprehensive income:
Foreign currency translation loss	(1,875)	(194)
Total comprehensive loss	(286,530)	(89,649)
Net loss attributable to : Owners of the Company	(279,526)	(89,455)
Net loss attributable to : Non-controlling interest	(5,129)
Net loss attributable	(284,655)	(89,455)
Total comprehensive loss attributable to : Owners of the Company	(281,043)	(89,649)
Total comprehensive loss attributable to : Non-controlling interest	(5,487)
Total comprehensive loss attributable	$ (286,530)	$ (89,649)
Basic and diluted earnings (loss) per ordinary share	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	36,250,000	36,250,000